RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE TO RELATED PARTIES

(a) The Company had the following balances due to related parties:

	Relationship	June 30, 2022	December 31, 2021
Junze Zhang	Shareholder and director of the Company	$840,246	$667,787
Xinwen Yang	Director of the SDYL	4,968	-
Qing Zuo	Chairman of the Board of ZDSE since December 20, 2018	6,555	6,750
Total		$851,769	$674,537

	For the six months ended June 30,
	2022	2021
Cash advance from related parties
Qing Zuo	$-	$15,451
Junze Zhang	180,151	95,608
Xinwen Yang	4,968	-
	$185,119	$111,059

(a)	The Company had the following balances due to related parties:

	Relationship	2020	2019
Junze Zhang	Shareholder and director of the Company	$388,839	$444,802

(b)	Transactions

	For the years ended December 31,
	2020	2019
Repayment to related parties
Hengqing Investment Consultation(SZ) Partnership Business (LP)	-	165,176
Henghui Investment Consultation(SZ) Partnership Business (LP)	-	63,767
Qing Zuo	-	39,805
Junze Zhang	172,306	-
Mengling Zhang	-	50,221
Zihua Wu	-	35,940
	$172,306	$354,909

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$-	$141,214
Qing Zuo	-	6,459
Junze Zhang	116,343	264,836
Mengling Zhang	-	13,840
Zihua Wu	-	3,500
	$116,343	$429,849